SCHEDULE OF DILUTED NET LOSS PER SHARE ANTI-DILUTIVE (Details) - shares shares in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		538,231	179,774
2022 Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	[1]		168,112
2023 Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	[2]		305,085
2024 Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	[3]	614,006	242,110

[1]	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2022 SAFE into shares will occur upon its maturity.
[2]	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the six months ended June 30, 2024 and 2023 is based on the assumption the conversion of the 2023 SAFE into shares will occur upon its maturity.
[3]	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.